BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components of Inventory	Inventory consists of the following:

As of December 31, 2021
Raw materials	$7,344
Work-in-process	4,253

Total inventory	$11,597

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2021 and 2020, respectively:

	As of December 31,
	2021	2020
Deferred implementation costs (1)	$2,443	$511
Non-trade receivables (2)	2,717	—
Prepaid expenses and other current assets	10,731	4,857

Total prepaid expenses and other current assets	$15,891	$5,368

(1)
The capitalized costs are amortized on a straight-line basis over the non-cancellable
contract term of five years. The Company recorded an immaterial amount to amortization expense on the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019.

(2)
For the year ended December 31, 2021, the Company recognized government grant income totaling $2.4 million in connection with the Arizona Qualified Facility Tax Credit (“QFTC”). As U.S. GAAP does not contain authoritative accounting standards on this topic, the Company accounted for the QFTC by analogy to International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance. Under IAS 20, the grant is recognized on a systematic basis over the periods in which the qualifying expenses are incurred when it is determined that receipt of the grant is no longer contingent. As of December 31, 2021, the Company recognized $1.2 million in “Prepaid expenses and other current assets” and $1.2 million in “Other assets” on the consolidated balance sheets.

Property, Plant and Equipment
Property and equipment consist of the following at December 31, 2021 and 2020, respectively:

	As of December 31,
	2021	2020
Buildings	$104,333	$—
Construction-in-progress	103,515	21,218
Machinery and equipment	36,551	14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,883	1,488
Software	7,562	4,285
Finance lease assets	646	34,775
Other	3,914	1,750

Property, plant and equipment, gross	260,884	79,816
Less: accumulated depreciation and amortization	(16,507)	(8,415)

Total property, plant and equipment, net	$244,377	$71,401

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2021 and 2020, respectively:

	As of December 31,
	2021	2020
Settlement liability	$50,000	$—
Accrued purchase of intangible asset	11,344	—
Goods received not yet invoiced	8,253	—
Accrued legal expenses	5,664	8,845
Derivative liability	4,189	—
Accrued payroll and payroll related expenses	2,521	1,105
Accrued purchases of property, plant and equipment	2,817	2,533
Accrued outsourced engineering services	1,134	2,514
Other accrued expenses	7,565	2,742

Total accrued expenses and other current liabilities	$93,487	$17,739